LICENSE SETTLEMENT	12 Months Ended
Mar. 31, 2022
LICENSE SETTLEMENT
NOTE 5 - LICENSE SETTLEMENT

NOTE 5 – LICENSE SETTLEMENT

On October 12, 2017, the Company signed a consulting agreement with a former license holder. Under the terms of the agreement the Company, commencing February 1, 2018 will pay the consultant $1,000 per month for 24 months. In addition, the Company will pay the consultant an additional $24,000 during the term of the agreement at the Company’s discretion. In return, the consultant forgave all royalty payments plus any past claims to the product per the previous agreement dated September 21, 2015, plus provide consulting services to the Company as directed by the Company. As of March 31, 2022, the consultant is owed $12,000 .